Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preference shares - shares	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023
Disclosure of classes of share capital [Line Items]
Shares issued (in shares)	0			0
Shares outstanding (in shares)	36,000,000			36,000,000
Expected dividend	6.29%	6.29%	5.86%
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	10,740,000			10,740,000
Expected dividend				2.58%
Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	1,260,000			1,260,000
Expected dividend				6.89%
Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	10,000,000			10,000,000
Expected dividend				4.69%
Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	8,000,000			8,000,000
Expected dividend				4.59%
Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)	6,000,000			6,000,000
Expected dividend				3.94%